Information on Subsidiaries (Tables)	12 Months Ended
Oct. 31, 2018
Text block1 [abstract]
List of the Directly or Indirectly Held Significant Subsidiaries

The following is a list of the directly or indirectly held significant subsidiaries.

SIGNIFICANT SUBSIDIARIES[1]
(millions of Canadian dollars)			As at October 31, 2018
North America	Address of Head or Principal Office[2]	Description	Carrying value of shares owned by the Bank[3]
Meloche Monnex Inc.	Montreal, Québec	Holding Company	$1,379
Security National Insurance Company	Montreal, Québec	Insurance Company
Primmum Insurance Company	Toronto, Ontario	Insurance Company
TD Direct Insurance Inc.	Toronto, Ontario	Insurance Company
TD General Insurance Company	Toronto, Ontario	Insurance Company
TD Home and Auto Insurance Company	Toronto, Ontario	Insurance Company
TD Asset Management Inc.	Toronto, Ontario	Investment Counselling and Portfolio Management	328
TD Waterhouse Private Investment Counsel Inc.	Toronto, Ontario	Investment Counselling and Portfolio Management
TD Auto Finance (Canada) Inc.	Toronto, Ontario	Automotive Finance Entity	2,344
TD Auto Finance Services Inc.	Toronto, Ontario	Automotive Finance Entity	1,350
TD Group US Holdings LLC	Wilmington, Delaware	Holding Company	68,903
Toronto Dominion Holdings (U.S.A.), Inc.	New York, New York	Holding Company
TD Prime Services LLC	New York, New York	Securities Dealer
TD Securities (USA) LLC	New York, New York	Securities Dealer
Toronto Dominion (Texas) LLC	New York, New York	Financial Services Entity
Toronto Dominion (New York) LLC	New York, New York	Financial Services Entity
Toronto Dominion Capital (U.S.A.), Inc.	New York, New York	Small Business Investment Company
Toronto Dominion Investments, Inc.	New York, New York	Merchant Banking and Investments
TD Bank US Holding Company	Cherry Hill, New Jersey	Holding Company
Epoch Investment Partners, Inc.	New York, New York	Investment Counselling and Portfolio Management
TDAM USA Inc.	New York, New York	Investment Counselling and Portfolio Management
TD Bank USA, National Association	Cherry Hill, New Jersey	U.S. National Bank
TD Bank, National Association	Cherry Hill, New Jersey	U.S. National Bank
TD Auto Finance LLC	Farmington Hills, Michigan	Automotive Finance Entity
TD Equipment Finance, Inc.	Cherry Hill, New Jersey	Financial Services Entity
TD Private Client Wealth LLC	New York, New York	Broker-dealer and Registered Investment Advisor
TD Wealth Management Services Inc.	Cherry Hill, New Jersey	Insurance Agency
TD Luxembourg International Holdings	Luxembourg, Luxembourg	Holding Company
TD Ameritrade Holding Corporation[4]	Omaha, Nebraska	Securities Dealer
TD Investment Services Inc.	Toronto, Ontario	Mutual Fund Dealer	26
TD Life Insurance Company	Toronto, Ontario	Insurance Company	70
TD Mortgage Corporation	Toronto, Ontario	Deposit-Taking Entity	9,201
TD Pacific Mortgage Corporation	Vancouver, British Columbia	Deposit-Taking Entity
The Canada Trust Company	Toronto, Ontario	Trust, Loans, and Deposit-Taking Entity
TD Securities Inc.	Toronto, Ontario	Investment Dealer and Broker	2,191
TD Vermillion Holdings Limited	Toronto, Ontario	Holding Company	21,520
TD Financial International Ltd.	Hamilton, Bermuda	Holding Company
TD Reinsurance (Barbados) Inc.	St. James, Barbados	Reinsurance Company
Toronto Dominion International Inc.	St. James, Barbados	Intragroup Lending Company
TD Waterhouse Canada Inc.	Toronto, Ontario	Investment Dealer	2,799
International
TD Bank N.V.	Amsterdam, The Netherlands	Dutch Bank	434
TD Ireland Unlimited Company	Dublin, Ireland	Holding Company	319
TD Global Finance Unlimited Company	Dublin, Ireland	Securities Dealer
TD Securities (Japan) Co. Ltd.	Tokyo, Japan	Securities Dealer	9
Toronto Dominion Australia Limited	Sydney, Australia	Securities Dealer	99
Toronto Dominion Investments B.V.	London, England	Holding Company	1,078
TD Bank Europe Limited	London, England	UK Bank
Toronto Dominion Holdings (U.K.) Limited	London, England	Holding Company
TD Securities Limited	London, England	Securities Dealer
Toronto Dominion (South East Asia) Limited	Singapore, Singapore	Financial Institution	817

[1]

Unless otherwise noted, The Toronto-Dominion Bank, either directly or through its subsidiaries, owns 100% of the entity and/or 100% of any issued and outstanding voting securities and non-voting securities of the entities listed.

[2]

Each subsidiary is incorporated or organized in the country in which its head or principal office is located, with the exception of Toronto Dominion Investments B.V., a company incorporated in The Netherlands, but with its principal office in the United Kingdom.

[3]

Carrying amounts are prepared for purposes of meeting the disclosure requirements of Section 308 (3)(a)(ii) of the Bank Act. Intercompany transactions may be included herein which are eliminated for consolidated financial reporting purposes. Certain amounts have been adjusted to conform with the presentation adopted in the current period.

[4]

As at October 31, 2018, the Bank's reported investment in TD Ameritrade Holding Corporation was 41.61% (October 31, 2017 – 41.27%) of the outstanding shares of TD Ameritrade Holding Corporation. TD Luxembourg International Holdings and its ownership of TD Ameritrade Holding Corporation is included given the significance of the Bank's investment in TD Ameritrade Holding Corporation.